Note 10 - Income Taxes	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Income Tax Disclosure [Text Block]

10.   INCOME TAXES

Components of tax expense are as follows (in thousands):

	Year Ended March 31,
	2026	2025
Federal
Current	$4,297	$1,234
Deferred	1,049	112
	5,346	1,346
State
Current	1,259	153
Deferred	234	109
	1,493	262
Total	$6,839	$1,608

Reconciliations of the statutory rates to the actual effective tax rates for fiscal years 2026 and 2025 are as follows (in thousands, except percentages):

	Fiscal 2026		Fiscal 2025
Income tax expense at U.S. federal statutory rate	$5,538	21.0%	$1,615	21.0%
Current year state and local income taxes net of federal income tax benefit (1)	1,179	4.4	208	2.7
Other	122	0.5	(215)	(2.8)
Provision for income taxes	$6,839	25.9%	$1,608	20.9%

Note: Certain percentages may not sum to totals due to rounding.

(1) State taxes in Alabama, Arkansas, Florida, Illinois, Indiana and Texas made up the majority (greater than 50 percent) of the tax effect in this category.

The following table presents income taxes paid (in thousands):

	Fiscal 2026	Fiscal 2025
Federal	$5,489	$2,750
Domestic state and local:
Illinois	456	401
Other (1)	740	99
Domestic state and local subtotal	1,196	500
Total income taxes paid	$6,685	$3,250

(1) All other domestic state and local jurisdictions individually represented less than 5% and are aggregated into "Other"

The Company’s tax returns may be subject to examination by the Internal Revenue Service for the fiscal years ended March 31, 2023 through March 31, 2025. State and local returns may be subject to examination for fiscal years ended March 31, 2022 through March 31, 2025.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows (in thousands):

	March 31,
	2026	2025
Deferred tax liabilities:
Depreciation	$(8,021)	$(6,199)
Unrealized gain - mark to market derivatives	—	(87)
Total deferred tax liabilities	(8,021)	(6,286)
Deferred tax assets:
Inventory capitalization	832	537
Interest expense limitation	—	140
Postretirement benefits other than pensions	24	29
Restricted stock compensation	163	23
Unrealized loss - mark to market derivatives	68	—
Other	173	79
Total deferred tax assets	1,260	808
Net deferred tax liability	$(6,761)	$(5,478)